Borrowings, other debts and derivative liabilities (Tables)	12 Months Ended
Mar. 31, 2022
Debt Disclosure [Abstract]
Summary of Short-term Debt
The following table presents short-term borrowings from commercial banks, other institutions and individuals as of March 31, 2021 and 2022. Short-term borrowings include borrowings with maturity terms shorter than one year:

	As of March 31,	As of March 31,
	2021	2022
	RMB	RMB
Bank borrowings	85,566	134,540
Current portion of long-term bank borrowings	—	26,586

Total	85,566	161,126

Summary of Long-term Debt Instruments
The following table presents long-term borrowings from commercial banks, other institutions and individuals as of March 31, 2021 and 2022. Long-term borrowings include borrowings with maturity terms greater than one year:

	As of March 31,	As of March 31,
	2021	2022
	RMB	RMB
Bank borrowings	68,075	—

Total	68,075	—

Summary of Maturities of Long-term Debt
Future principal maturities of short-term borrowings and long-term borrowings as of March 31, 2021 and 2022 are as followings:

	Year ended March 31, 2021	Year ended March 31, 2022
	RMB	RMB
For the year ending March 31,
- Within 1 year	85,566	161,126
- Between 1 and 2 years	68,075	—

Total	153,641	161,126

Summary of Other Long Term Debt
Other debts –
non-current
consist of the following:

	As of March 31,	As of March 31,
	2021	2022
	RMB	RMB
Loan for Series C+ Warrant (Note 20)	312,535	86,373
Loan from Chong Li (a) (b)	100,842	70,001
Loan for Yoken Series A-1 Warrant (g)	19,915	23,188
Payable for investment (Note 11)	—	1,500

Total	433,292	181,062

Summary of Fair Value of Derivative Liabilities

	As of March 31,	As of March 31,
	2021	2022
	RMB	RMB
Conversion feature of Yoken Series A-1 Warrant (a)	9,362	9,086
Series E Warrant (b)	444	—
Forward exchange contracts (c)	190	—

Total	9,996	9,086